Annual Fund Operating Expenses - Advisor Class - PIMCO Long-Term US Government Portfolio - Advisor	Apr. 30, 2021
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%	[1]
Total Annual Portfolio Operating Expenses	0.945%

[1]	“Other Expenses” include interest expense of 0.22%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.725% for Advisor Class shares.